SHARE-BASED COMPENSATION - Fair value assumptions (Details) - Employee Stock Option - $ / shares	Nov. 01, 2024	Sep. 01, 2024	Aug. 29, 2024	Jan. 03, 2024	Jul. 17, 2023	Apr. 18, 2022
SHARE-BASED COMPENSATION
Risk-free interest rate	4.37%	3.91%	3.87%	3.91%	3.81%	2.85%
Expected volatility range	35.58%	36.02%	36.06%	38.25%	39.55%	34.79%
Exercise multiple	$ 2.2	$ 2.8	$ 2.8	$ 2.8	$ 2.8	$ 2.8